Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Schedule II Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts

SCHEDULE II
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Valuation and Qualifying Accounts

(In millions)

		Additions
	Balance at	Charged to		Balance at
	Beginning of	Costs and		End of
	Period	Expenses	Deductions(1)	Period
As of and for the year ending December 31, 2018
Allowance for doubtful accounts
Accounts receivable	$1	$12	$12	$2
Income tax valuation allowance	—	1	—	1
As of and for the year ending December 31, 2017
Allowance for doubtful accounts
Accounts receivable	$2	$11	$11	$1
Income tax valuation allowance	—	—	—	—
As of and for the year ending December 31, 2016
Allowance for doubtful accounts
Accounts receivable	$2	$11	$11	$2
Income tax valuation allowance	—	—	—	—

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(1)

Deductions in the allowance for doubtful accounts for accounts and notes receivable reflect write-offs of uncollectible accounts. Deductions for the income tax valuation allowance in 2018, 2017 and 2016 are primarily attributable to the reduction of net operating loss carryforwards and other deferred tax assets related to the uncertainty of future taxable income in certain jurisdictions.